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ISI Prospectus | Royce International Premier Fund
Royce International Premier Fund
Investment Goal
Royce International Premier Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a financial intermediary, such as a mutual fund supermarket or broker-dealer, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ISI Prospectus - Royce International Premier Fund	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	2.00%	2.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ISI Prospectus - Royce International Premier Fund		Investment Class	Service Class	Institutional Class
Management fees		1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees		none	0.25%	none
Other expenses		0.23%	0.29%	0.16%
Total annual Fund operating expenses	[1]	1.23%	1.54%	1.16%
Fee waivers and/or expense reimbursements	[2]	(0.04%)	(0.10%)	(0.12%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.19%	1.44%	1.04%
[1]	The Fund’s total annual operating expense ratios are subject to change in response to changes in the Fund’s average net assets or for other reasons. A decline in the Fund’s average net assets can be expected to increase the impact of operating expenses on the Fund’s total annual operating expense ratios.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment, Service, and Institutional Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.19%, 1.44% and 1.04%, respectively, through April 30, 2023.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - ISI Prospectus - Royce International Premier Fund - USD ($)	Investment Class	Service Class	Institutional Class
1 Year	$ 121	$ 147	$ 106
3 Years	386	477	357
5 Years	672	830	627
10 Years	$ 1,485	$ 1,826	$ 1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of small-cap companies issued by non-U.S. (“international”) companies headquartered outside of the United States. Royce looks for companies trading below its estimate of their current worth that it considers “premier”—those that have strong balance sheets, other business strengths, and/or strong business prospects. In addition, Royce considers companies with the potential for improvement in cash flow levels and internal rates of return.

The Fund invests at least 80% of its net assets in equity securities of such premier companies headquartered outside of the United States, under normal circumstances. At least 65% of these securities will be issued by small-cap companies, that is, those with stock market capitalizations up to $5 billion at the time of investment. Under normal market circumstances, at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. Although the Fund may invest without limit in the equity securities of companies headquartered outside of the United States, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, Israel, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce International Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time due to overall market, financial, and economic conditions and trends, governmental or central bank actions or interventions, changes in investor sentiment, and other factors, such as the recent COVID-19 pandemic, that may not be directly related to the issuer of a security held by the Fund. This pandemic could adversely affect global economies and markets and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investments in the securities of international companies consist of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve considerably more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by class). The Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the MSCI ACWI ex USA Small Cap Index, the Fund’s benchmark index. The Investment Class commenced operations on January 22, 2014, and the Institutional Class commenced operations on May 2, 2018. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns Service Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 21.53% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -23.81% (quarter ended 3/31/20).
Annual Total Returns As of 12/31/21 (%)
Average Annual Returns - ISI Prospectus - Royce International Premier Fund	1 Year	5 Years	10 Years
Service Class	5.78%	14.92%	11.94%
Investment Class	6.06%	15.20%	12.17%
Institutional Class	6.23%	15.25%	12.10%
After Taxes on Distributions | Service Class	4.66%	14.62%	11.44%
After Taxes on Distributions and Sale of Fund Shares | Service Class	4.18%	12.01%	9.79%
MSCI ACWI ex USA Small Cap Index (Reflects no deductions for fees, expenses, or taxes)	12.93%	11.21%	9.46%

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Investor Services at (800) 221-4268.